RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of amounts due to directors and officers (Details) - CAD ($)	Nov. 30, 2023	Nov. 30, 2022
Disclosure of transactions between related parties [line items]
Due to directors and officers	$ 372,650	$ 705,672
Company controlled by the President and CEO [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	6,077	78,750
Director and Chairman [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	0	1,731
Former CFO of the Company [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	0	67,540
Former interim CEO of the Company [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	0	250,179
Former CEO and Director [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	361,573	307,472
Company controlled by a director [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	5,000	0
Related parties [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	$ 372,650	$ 705,672